Details of Credit Derivatives Written (Detail) (Credit default swap, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Credit default swap
Credit Derivatives [Line Items]
The events or circumstances that would require the seller to perform under the credit derivative	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company	[1]	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company	[2]
Maximum potential amount of future payment under the credit derivative	¥ 425		¥ 832
Approximate remaining term of the credit derivative	4 years		5 years
Fair value of the credit derivative	¥ 29		¥ (29)

[1]	Underlying reference company's credit ratings are Baa1 or better rated by rating agencies as of March 31, 2014.
[2]	Underlying reference company's credit ratings are Caa1 or better rated by rating agencies as of March 31, 2013.